UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina     November 1, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               77
                                                  -----------------------

Form 13F Information Table Value Total:             115697 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        4574     52756SH               Sole        N/A       52756
Agilent Technologies            Common     00846U101        1673     50135SH               Sole        N/A       50135
Automatic Data Processing       Common     053015103        2048     48721SH               Sole        N/A       48721
Banco Santander Central         Common     05964H105         531     41911SH               Sole        N/A       41911
Bank of America                 Common     060505104         994     75850SH               Sole        N/A       75850
Bank of New York Mellon         Common     064058100        1409     53937SH               Sole        N/A       53937
Bank of Nova Scotia             Common     064149107         411      7702SH               Sole        N/A        7702
Bard CR Inc.                    Common     067383109        1812     22253SH               Sole        N/A       22253
BB&T Corporation                Common     054937107        2050     85135SH               Sole        N/A       85135
Becton Dickinson                Common     075887109        2307     31132SH               Sole        N/A       31132
BHP Billiton ADR                ADR        088606108         919     12039SH               Sole        N/A       12039
Canon ADR                       ADR        138006309         376      8050SH               Sole        N/A        8050
Carbo Ceramics                  Common     140781105        3471     42851SH               Sole        N/A       42851
Cemex ADR                       ADR        151290889         237     27890SH               Sole        N/A       27890
Coca-Cola                       Common     191216100        2299     39279SH               Sole        N/A       39279
ConocoPhillips                  Common     20825C104        1937     33728SH               Sole        N/A       33728
Costco Wholesale Corp Del       Common     22160K105        2445     37920SH               Sole        N/A       37920
Credit Suisse                   Common     225401108         476     11178SH               Sole        N/A       11178
Cummins Inc                     Common     231021106         373      4120SH               Sole        N/A        4120
Deere & Company                 Common     244199105        3265     46783SH               Sole        N/A       46783
Dentsply International          Common     249030107        2100     65687SH               Sole        N/A       65687
DuPont                          Common     263534107        2655     59509SH               Sole        N/A       59509
Eli Lilly                       Common     532457108        1620     44338SH               Sole        N/A       44338
ENI S P A Sponsored Adr         ADR        26874R108         473     10957SH               Sole        N/A       10957
Exxon Mobil                     Common     30231G102        4338     70204SH               Sole        N/A       70204
FedEX Corp                      Common     31428X106        1132     13234SH               Sole        N/A       13234
General Electric Co             Common     369604103        2636    162230SH               Sole        N/A      162230
General Mills                   Common     370334104        2486     68046SH               Sole        N/A       68046
Google Inc Class A              Common     38259P508        1851      3520SH               Sole        N/A        3520
Honda Motor ADR                 ADR        438128308         389     10922SH               Sole        N/A       10922
HSBC Holdings ADR               ADR        404280406         561     11085SH               Sole        N/A       11085
Idexx Laboratories              Common     45168D104        2525     40905SH               Sole        N/A       40905
Illinois Tool Works Inc         Common     452308109        1993     42384SH               Sole        N/A       42384
Intel                           Common     458140100        1890     98422SH               Sole        N/A       98422
Internatl Business Mach         Common     459200101        4074     30371SH               Sole        N/A       30371
IShares MSCI EAFE IndexFund     ETF        464287465         254      4625SH               Sole        N/A        4625
IShares S&P Small Cap 600       ETF        464287804         208      3522SH               Sole        N/A        3522
IShares Trust S&P Midcap        ETF        464287507         318      3975SH               Sole        N/A        3975
J P Morgan Chase & Co Inc       Common     46625H100        1960     51489SH               Sole        N/A       51489
Johnson & Johnson               Common     478160104        5264     84963SH               Sole        N/A       84963
Kimberly Clark                  Common     494368103        2990     45972SH               Sole        N/A       45972
Laboratory CP Amer Hldgs        Common     50540R409        2050     26136SH               Sole        N/A       26136
Lowes                           Common     548661107        1906     85527SH               Sole        N/A       85527
Makita Corp ADR                 ADR        560877300         341     10676SH               Sole        N/A       10676
McCormick & Company             Common     579780206        2059     48981SH               Sole        N/A       48981
McDonalds                       Common     580135101         323      4333SH               Sole        N/A        4333
MDU Resources Group Inc         Common     552690109        1536     76977SH               Sole        N/A       76977
Medtronic Inc.                  Common     585055106        1675     49891SH               Sole        N/A       49891
Merck & Co Inc                  Common     58933Y105        2102     57099SH               Sole        N/A       57099
Microsoft                       Common     594918104        2037     83165SH               Sole        N/A       83165
National Fuel Gas               Common     636180101        1883     36336SH               Sole        N/A       36336
Novartis ADR                    ADR        66987V109         725     12577SH               Sole        N/A       12577
Pepsico                         Common     713448108         202      3042SH               Sole        N/A        3042
Potash Corp Saskatchewan        Common     73755L107         443      3078SH               Sole        N/A        3078
Proctor & Gamble                Common     742718109        3659     61021SH               Sole        N/A       61021
Progress Energy, Inc            Common     743263105        1985     44681SH               Sole        N/A       44681
Royal Bank Canada PV$1          Common     780087102         354      6790SH               Sole        N/A        6790
Royal Dutch Shell PLC           Common     780259206         534      8851SH               Sole        N/A        8851
Salix Pharmaceuticals LTD       Common     795435106        2800     70499SH               Sole        N/A       70499
Sanofi Aventis Spon ADR         ADR        80105N105         676     20316SH               Sole        N/A       20316
SAP AG ADR                      ADR        803054204         369      7475SH               Sole        N/A        7475
Scana                           Common     80589M102        1483     36785SH               Sole        N/A       36785
Tele Norte Leste Part ADR       ADR        879246106         284     20201SH               Sole        N/A       20201
Telefonica SA ADR               ADR        879382208         552      7442SH               Sole        N/A        7442
Teva Pharmaceuticals            Common     881624209         484      9175SH               Sole        N/A        9175
Total SA Sponsor ADR            ADR        89151E109         308      5965SH               Sole        N/A        5965
Toyota Motor Corp. ADR          ADR        892331307         485      6781SH               Sole        N/A        6781
Unilever PLC NEW ADR            ADR        904767704         696     23921SH               Sole        N/A       23921
Union Pacific Corp              Common     907818108         445      5438SH               Sole        N/A        5438
United Parcel Service Class B   Common     911312106         988     14818SH               Sole        N/A       14818
US 1-3 Year Credit Bond Fund    ETF        464288646        1652     15730SH               Sole        N/A       15730
US Aggregate Bond Fund          ETF        464287226         396      3645SH               Sole        N/A        3645
US Int Credit Bond Fund         ETF        464288638         406      3745SH               Sole        N/A        3745
Vale Sa Adr                     Common     91912E105         327     10468SH               Sole        N/A       10468
Vanguard Emerging Market        ETF        922042858         341      7500SH               Sole        N/A        7500
Wal Mart Stores Inc             Common     931142103        2119     39595SH               Sole        N/A       39595
Wells Fargo & Co                Common     949746101        1749     69627SH               Sole        N/A       69627


TOTAL:  $115697 (thousands)

